SHARE CAPITAL (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					1 Months Ended
	Nov. 30, 2011 Capital Issuance From Major Shareholders [Member]	Mar. 31, 2009 Capital Issuance From Major Shareholders [Member]	Jun. 30, 2007 Capital Issuance From Major Shareholders [Member]	Dec. 31, 2006 Capital Issuance From Major Shareholders [Member]	Mar. 18, 2009 Capital Issuance From Major Shareholders [Member]	Jun. 30, 2009 Capital Issuance From 2009 Purchase Agreements [Member]	Jun. 30, 2009 Capital Issuance From 2009 Purchase Agreements [Member]	Jun. 25, 2009 Capital Issuance From 2009 Purchase Agreements [Member]
Share Capital Issuance [Line Items]
Proceeds from issuance of equity			$ 30,000	$ 120,000
Shares issued during the period		2,878,463				1,604,278
Warrants outstanding					2,500,000
Adjustment made to exercise price of warrants, reflected as a percentage of the originally stated exercise price					110.00%
Exercise price of warrants					8.53			11.05
Proceeds from issuance of common shares							$ 15,000
Price paid per share in new equity issuance								$ 9.35
Number of common shares callable under warrant agreement								802,139
Cashless exercise of warrants, shares	425,826